                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9060

                                   ----------

                            HOLLAND SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

                                 375 PARK AVENUE
                            NEW YORK, NEW YORK 10152
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                    Copy to:

            Michael Holland                  State Street Bank and Trust Company
        President and Treasurer                      Julie Tedesco, Esq.
       Holland Series Fund, Inc.                 225 Franklin St., 2nd Floor
            375 Park Avenue                      Boston, Massachusetts 02110
        New York, New York 10152

                                                             and

                                                      Brynn Peltz, Esq.
                                                  Simpson Thacher & Bartlett
                                                     425 Lexington Avenue
                                                   New York, New York 10017

Registrant's telephone number, including area code: (800) 304-6552

Date of fiscal year end: September 30th

Date of reporting period: September 30, 2005

ITEM 1: SHAREHOLDER REPORT

                                                                   ANNUAL REPORT
                                                              September 30, 2005







                        [HOLLAND BALANCED FUND GRAPHIC]

------------------------------------------------

CONTENTS

Letter from the President....................    1

Cumulative Performance.......................    2

Management Discussion of Fund Performance and
  Notes to Performance.......................    3

Statement of Net Assets......................    5

Statement of Operations......................    8

Statements of Changes in Net Assets..........    9

Financial Highlights.........................   10

Notes to Financial Statements................   11

Report of Independent Registered Public
  Accounting Firm............................   16

Unaudited Information........................   17

Directors and Officers.......................   22

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

September 30, 2005
--------------------------------------------------------------------------------

                                                              (M. HOLLAND PHOTO)
Dear Fellow Shareholder:
We are completing our tenth year,
and an initial investment of
$10,000 in October of 1995 is now
valued at $18,371. This is in spite
of the bear market of the past few
years, particularly in large
capitalization, "blue chip" stocks.

Our Fund's cumulative total return since inception (October 2, 1995 through September 30, 2005) is 83.71%. For the twelve months ended September 30, 2005, our Fund's total return is 4.48%.

As our Fund's largest individual shareholder, I remain most optimistic about our investment portfolio's outlook, particularly when looking at the outstanding corporate performance of our individual companies.

With Bullish Regards,

-s- Michael F. Holland
Michael F. Holland
President and Founder

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - CUMULATIVE PERFORMANCE
--------------------------------------------------------------------------------

September 30, 2005
--------------------------------------------------------------------------------

Set forth below are the cumulative total return figures for the periods indicated and a graph showing the hypothetical $10,000 investment made in the Holland Balanced Fund, Standard & Poors 500 Index, Salomon 10 Year Government Bond Index, 90 Day US Treasury Bill and the Lipper Balanced Fund Index on October 2, 1995. The cumulative and annualized total return figures and the information in the graph represent past performance and are not indicative of future results. The total returns reflect changes in price of the Fund's shares and assume that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in additional shares of the Fund. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
LINE GRAPH

                                                                                                               SALOMON 10 YEAR
                                          HOLLAND BALANCED     LIPPER BALANCED FUND    STANDARD & POOR'S       GOVERNMENT BOND
                                              FUND(a)                INDEX(b)             500 INDEX(b)             INDEX(b)
                                          ----------------     --------------------    -----------------       ---------------
Inception                                      10000                  10000                  10000                  10000
9/97                                           14192                  13758                  16209                  11618
9/98                                           14537                  14442                  17402                  14153
9/99                                           16554                  16390                  21949                  13060
9/00                                           18976                  18215                  24580                  14310
9/01                                           15981                  16333                  17812                  16350
9/02                                           14562                  14725                  13951                  18776
9/03                                           16728                  17256                  17042                  19509
9/04                                           17583                  19033                  19073                  20504
9/05                                           18371                  20945                  21027                  21993

                             INVESTMENT PERFORMANCE
                     For the Periods Ended September, 2005
--------------------------------------------------------------------------------

                                                     Average       Total Return
                                      Average      Annualized       Cumulative
                                     Annualized  SINCE INCEPTION  SINCE INCEPTION
Return over the period     One Year  Five Year      (10/2/95)        (10/2/95)
--------------------------------------------------------------------------------------
 HOLLAND BALANCED FUND
    (a)                      4.48%     -0.65%              6.27%           83.71%
 Lipper Balanced Fund
    Index (b)               10.05%      2.89%              7.67%          109.45%
 Standard & Poor's 500
    Index (b)               10.25%     -3.07%              7.71%          110.27%
 Salomon 10 Year Gov't
    Bond Index (b)           7.27%      8.97%              8.20%          119.93%
 90 Day US Treasury Bill
    (b)                      2.78%      2.22%              3.69%           43.69%

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - MANAGEMENT DISCUSSION OF
                       FUND PERFORMANCE
--------------------------------------------------------------------------------

September 30, 2005
--------------------------------------------------------------------------------

Since inception (October 2, 1995 through September 30, 2005), our Fund's total return was 83.71% compared to 109.45% for the Lipper Balanced Fund Index, which is an unmanaged index. For the past twelve months ended September 30, 2005, our Fund's total return was 4.48% compared to 10.05% for the Lipper Index.

Our Fund's concentration in the equities of the largest and highest quality companies was outperformed by the stock price increases of smaller companies which make up a large part of the S&P 500 marketplace. This disparity in price performance, which worked in favor of the large blue-chip companies a few years ago, has historically reverted and is showing signs of doing so.

Our portfolio composition by sector, which is detailed below, was positively affected by our relatively large investment in energy equities which was over-weighted compared to the S&P 500 index. Nevertheless, the out-performance of small and medium sized companies' equities, versus the performance of the large blue-chip companies, was most significant.

Portfolio composition by sector
(AS A % OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------

[PIE CHART]

U.S. Government                                                                  30.2
Energy                                                                           17.2
Diversified Manufacturing                                                        12.6
Finance                                                                           9.0
Technology                                                                        6.6
Repurchase Agreement                                                              6.3
Multi Media                                                                       5.7
Consumer Basics                                                                   5.6
Retail                                                                            3.5
Food & Beverages                                                                  3.2

--------------------------------------------------------------------------------
NOTES TO PERFORMANCE
--------------------------------------------------------------------------------

(a) Reflects waiver of fees and reimbursement of expenses by investment adviser. Absent such waiver and reimbursement, the Fund's total return would have been lower.

(b) The Lipper Balanced Fund Index is an index whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. The Standard & Poors 500 Index is a capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general. The Salomon 10 Year Government Bond Index is a subsector of the Broad Investment-Grade (BIG) Index. At present, this sector contains U.S. Treasury securities with at least $1 billion public amount outstanding and U.S. Agency and supranational issues with at least $100 million outstanding. All securities in this index have a remaining maturity of at least 10 years and carry a fixed rate coupon. The 90-Day U.S. Treasury Bill rate is the average return on three month U.S. Treasury Bills. The Standard & Poor's 500 Index and the Salomon 10 Year Government Bond Index are unmanaged and do not reflect the actual cost of investing in the instruments that comprise each index.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

September 30, 2005                             Shares       Value(+)
----------------------------------------------------------------------
COMMON STOCKS-63.4%
COMPUTERS-2.0%
International Business Machines Corp.            12,800    $ 1,026,816
                                                           -----------
ELECTRONICS-7.9%
3M Co.                                           26,200      1,922,032
Intel Corp.                                      83,800      2,065,670
                                                           -----------
                                                             3,987,702
                                                           -----------
ENTERTAINMENT & LEISURE-2.2%
The Walt Disney Co.                              46,000      1,109,980
                                                           -----------
FINANCIAL-7.2%
American Express Co.                             35,000      2,010,400
Citigroup, Inc.                                  22,500      1,024,200
JPMorgan Chase & Co.                             17,000        576,810
                                                           -----------
                                                             3,611,410
                                                           -----------
FOOD & BEVERAGES-3.2%
PepsiCo, Inc.                                    28,500      1,616,235
                                                           -----------
INSURANCE-1.8%
Berkshire Hathaway, Inc. Class A*                    11        902,000
                                                           -----------
OIL/GAS-17.2%
Burlington Resources Inc.                        22,000      1,789,040
ChevronTexaco Corp.                              23,000      1,488,790
Exxon Mobil Corp.                                41,100      2,611,494
Schlumberger, Ltd.                               33,200      2,801,416
                                                           -----------
                                                             8,690,740
                                                           -----------
PHARMACEUTICALS-5.6%
Johnson & Johnson                                28,500      1,803,480
Pfizer, Inc.                                     40,000        998,800
                                                           -----------
                                                             2,802,280
                                                           -----------
PRODUCER GOODS-4.7%
General Electric Co.                             71,100      2,393,937
                                                           -----------
RETAIL TRADE-3.5%
Wal-Mart Stores, Inc.                            40,000      1,752,800
                                                           -----------
SOFTWARE-4.6%
Microsoft Corp.                                  91,000      2,341,430
                                                           -----------
TELECOMMUNICATIONS-3.5%
Comcast Corp. Class A*                           60,000      1,762,800
                                                           -----------
     Total Common Stocks (Cost-$27,092,895)                 31,998,130
                                                           -----------

--------------------------------------------------------------------------------
See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balance Fund - STATEMENT OF NET ASSETS (continued)
--------------------------------------------------------------------------------

September 30, 2005                           Principal      Value(+)
----------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES-30.2%
U.S. TREASURY NOTES-30.2%
United States Treasury Note, 5.000%
  due 2/15/11                                $4,000,000    $ 4,147,344
United States Treasury Note**, 3.500%
  due 1/15/11                                 8,699,530      9,581,375
United States Treasury Note, 2.000%
  due 5/15/06                                 1,500,000      1,481,543
                                                           -----------
     Total U.S. Government Securities
       (Cost-$14,366,971)                                   15,210,262
                                                           -----------
REPURCHASE AGREEMENT-6.3%
State Street Bank and Trust Co. Repurchase
     Agreement 1.75% due 10/03/05 in the
     amount of $3,194,466; issued 9/30/05
     (Collateralized by $4,080,000, FNMA,
     4.50% due 12/01/18 with a market
     value of $3,259,458) (Cost-$3,194,000)   3,194,000      3,194,000
                                                           -----------
     Total Investments-99.9%
     (Cost-$44,653,866)                                     50,402,392
                                                           -----------
OTHER ASSETS IN EXCESS OF LIABILITIES-0.1%                      51,549
                                                           -----------
NET ASSETS-100%
Applicable to 3,274,261 outstanding $0.01
  par value shares (authorized
  1,000,000,000)                                           $50,453,941
                                                           ===========
Net asset value, offering price and
  redemption price per share                               $     15.41
                                                           ===========

--------------------------------------------------------------------------------
See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENT OF NET ASSETS (concluded)

--------------------------------------------------------------------------------

September 30, 2005
---------------------------------------------------------------------
COMPONENTS OF NET ASSETS AS OF SEPTEMBER 30, 2005
Capital stock at par value ($0.01)                        $    32,743
Capital stock in excess of par value                       45,960,601
Undistributed net investment income                           122,373
Net accumulated realized loss on investments               (1,410,302)
Net unrealized appreciation on investments                  5,748,526
                                                          -----------
Net Assets                                                $50,453,941
                                                          ===========

--------------------------------------------------------------------------------
See Notes to the Financial Statements
* Non-income producing
** Treasury Inflation-Protection Security (TIPS)
+ See Note 2 to Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Year Ended September 30, 2005
---------------------------------------------------------------------
INTEREST INCOME:
Interest                                                   $1,024,318
Dividends                                                     866,388
                                                           ----------
     Total investment income                                1,890,706
                                                           ----------
EXPENSES:
Investment advisory fees (Note 3)                             424,451
Administration and custody fees (Note 4)                      138,729
Transfer agent fees                                            76,650
Shareholder reports                                            70,085
Audit fees                                                     33,996
Directors' fees                                                20,075
Insurance fees                                                 23,526
Legal fees                                                     16,122
Registration fees                                              12,775
Miscellaneous expense                                           3,840
                                                           ----------
     Total operating expenses                                 820,249
                                                           ----------
Net investment income                                       1,070,457
                                                           ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                            2,293,048
Net change in unrealized depreciation on investments         (753,370)
                                                           ----------
Net realized and unrealized gain on investments             1,539,678
                                                           ----------
Net increase in net assets resulting from operations       $2,610,135
                                                           ==========

--------------------------------------------------------------------------------
See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               Year Ended    Year Ended
                                                9/30/05        9/30/04
------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
Net investment income                         $  1,070,457   $   896,533
Net realized gain/loss on investments            2,293,048      (632,157)
Net change in unrealized
  appreciation/(depreciation) on investments      (753,370)    2,800,628
                                              ------------   -----------
Net increase in net assets resulting from
  operations                                     2,610,135     3,065,004
                                              ------------   -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM
Net investment income                           (1,125,010)     (836,153)
CAPITAL SHARE TRANSACTIONS, NET (NOTE 9)       (13,453,448)     (735,053)
                                              ------------   -----------
Total increase/decrease in net assets          (11,968,323)    1,493,798
NET ASSETS
     Beginning of year                          62,422,264    60,928,466
                                              ------------   -----------
     End of year                              $ 50,453,941   $62,422,264
                                              ============   ===========
UNDISTRIBUTED NET INVESTMENT INCOME, END OF
  YEAR                                        $    122,373   $   176,926
                                              ============   ===========

--------------------------------------------------------------------------------
See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a capital share outstanding                            For the Year Ended
throughout each year                       9/30/05   9/30/04   9/30/03     9/30/02     9/30/01
----------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of year         $ 15.04   $ 14.50   $ 12.78     $ 14.21     $ 17.19
                                           -------   -------   -------     -------     -------
INCREASE/DECREASE FROM INVESTMENT
  OPERATIONS
Net investment income                         0.29      0.21      0.17        0.17        0.24
Net realized and unrealized gain
    (loss) on investments                     0.38      0.53      1.72       (1.42)      (2.92)
                                           -------   -------   -------     -------     -------
    Total from investment operations          0.67      0.74      1.89       (1.25)      (2.68)
                                           -------   -------   -------     -------     -------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                        (0.30)    (0.20)    (0.17)      (0.18)      (0.25)
Net realized gain on investments                --        --        --          --       (0.05)
                                           -------   -------   -------     -------     -------
Total dividends and distributions            (0.30)    (0.20)    (0.17)      (0.18)      (0.30)
                                           -------   -------   -------     -------     -------
Net asset value, end of year               $ 15.41   $ 15.04   $ 14.50     $ 12.78     $ 14.21
                                           =======   =======   =======     =======     =======
TOTAL RETURN                                 4.48%     5.12%    14.87%       (8.88)%(a)  (15.78)%(a)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)            $50,454   $62,422   $60,928     $49,322     $59,728
Ratio of expenses to average net assets
  after fee waivers and reimbursement of
  other expenses                             1.45%     1.33%     1.46%       1.50%       1.50%
Ratio of expenses to average net assets
  before fee waivers and reimbursement of
  other expenses                             1.45%     1.33%     1.46%       1.53%       1.59%
Ratio of net investment income to average
  net assets after fee waivers and
  reimbursement of other expenses            1.89%     1.42%     1.21%       1.17%       1.49%
Ratio of net investment income to average
  net assets before fee waivers and
  reimbursement of other expenses            1.89%     1.42%     1.21%       1.14%       1.40%
Portfolio turnover                           7.60%     8.89%     9.92%      39.86%      19.63%

--------------------------------------------------------------------------------
See Notes to the Financial Statements

(a) Total return would have been lower had certain expenses not been waived or reimbursed.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

September 30, 2005
--------------------------------------------------------------------------------
1.  ORGANIZATION

The Holland Series Fund, Inc. (the "Company") was organized as a Maryland corporation on June 26, 1995 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Company currently has one portfolio, the Holland Balanced Fund (the "Fund").

Investment Objective
The Fund is designed to provide investors with a convenient and professionally managed vehicle for seeking a high total investment return. Total investment return is the aggregate of dividend and interest income and realized and unrealized capital gains/losses on investments. The Fund seeks to achieve its objective through a combined portfolio of equity and investment grade fixed-income securities.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Securities
Securities transactions are accounted for as of the trade date. Interest income and expenses are recorded on an accrual basis. The Fund amortizes discount or premium using the yield-to-maturity method on a daily basis, except for securities having a maturity date of sixty days or less at the time of acquisition which are amortized on a straight-line basis. Dividend income is recorded on the ex-dividend date. The Fund uses the specific identification method for determining gain or loss on sales of securities.

The Fund may invest in Treasury Inflation-Protection Securities (TIPS). The principal value and interest payout of TIPS are periodically adjusted according to the rate of inflation based on the Consumer Price Index. The adjustments for interest income due to the inflation are reflected in interest income in the Statement of Operations.

Indemnifications
Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

Income Tax
There is no provision for federal income or excise tax since the Fund continues to qualify as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute substantially all of its taxable income and realized gains.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

September 30, 2005
--------------------------------------------------------------------------------



2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Valuation
Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price. The Fund is using the NASDAQ Official Closing Price. Debt securities purchased with sixty days or less remaining to maturity are valued at amortized cost which approximates fair value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Directors of the Fund.

Expenses
Holland & Company L.L.C. (the "Investment Adviser") has agreed to voluntarily waive its fee and to reimburse the Fund for expenses exceeding 1.50% of average daily net assets. During the year ended September 30, 2005, the Investment Adviser did not waive any portion of the advisory fees.

Dividends and Distributions to Shareholders
The Fund distributes dividends quarterly and capital gains annually. Distributions from net short-term capital gains and net long-term capital gains, if any, will typically be declared and paid in December, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

Dividends and distributions to shareholders are recorded on the ex-date of the dividend or the distribution. Distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income or net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net investment income or distributions in excess of net realized gains on investments. To the extent they exceed net investment income or net realized gains for tax purposes, they are reported as distributions of capital.

3.  INVESTMENT ADVISORY AGREEMENT

The Company's Board of Directors has approved an investment advisory agreement with the Investment Adviser. For its services as investment adviser, the Company pays the Investment Adviser a monthly fee at an annual rate of 0.75% of the Fund's average daily net assets. The Investment Adviser is controlled by

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

September 30, 2005
--------------------------------------------------------------------------------



3.  INVESTMENT ADVISORY AGREEMENT (continued)

Michael F. Holland, its managing member and owner of 99% interest in the Investment Adviser.

As of September 30, 2005, Michael F. Holland and affiliates owned 101,470 shares (3.1% of the shares outstanding) of the Fund.

4.  ACCOUNTING, CUSTODY,
    ADMINISTRATION AND DISTRIBUTION AGREEMENTS

State Street Bank and Trust Company ("State Street") pursuant to its Administration Agreement, provides or arranges for the provision of, certain administrative and accounting services for the Company, including maintaining the books and records of the Company, and preparing certain reports and other documents required by federal and /or state laws and regulations. For these services, the Company pays State Street a fee at the annual rate of 0.10% of the Fund's average daily net assets up to $100 million, 0.08% of the next $100 million, and 0.06% of those assets in excess of $200 million, subject to certain minimum requirements, and reimbursement for out-of-pocket expenses pursuant to the Administration Agreement. Pursuant to the Administration Agreement, the Administrator is entitled to a minimum fee of $7,500 per month unless waived by the Administrator. State Street also serves as the Fund's custodian and accounting agent. Fees paid for custody and accounting services rendered by State Street are based upon assets of the Fund and on transactions entered into by the Fund during the period and are included in the administration and custody fees in the Statement of Operations.

Alps Distributors Inc. pursuant to a distribution agreement with the Fund provides distribution of the Fund's shares at no cost to the Fund or its shareholders. The Investment Advisor bears the distribution cost.

5.  DIRECTORS' FEES

The Fund pays each Independent Director an annual fee, paid quarterly, of $3,000 plus $500 per meeting attended and pays all Directors' actual out-of-pocket expenses relating to attendance at meetings. The Fund does not provide any pension or retirement benefits to its Directors or officers.

6.  LIABILITIES

At September 30, 2005, the Fund had the following liabilities:

Payable for Capital Shares Repurchased............   $ 23,713
Investment Advisory fee payable...................     32,606
Administration fees payable.......................     14,539
Other payable and accrued expenses................     32,827
                                                     --------
  Total liabilities...............................   $103,685
                                                     ========

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

September 30, 2005
--------------------------------------------------------------------------------

7.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments and U.S. Government Securities, for the year ended September 30, 2005 aggregated $4,148,760 and $11,602,064 respectively. Purchases and sales of U.S. Government Securities, for the year ended September 30, 2005 aggregated $0 and $8,455,785 respectively.

8.  REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell U.S. Government securities to the Fund and repurchase such securities from the Fund at a mutually agreed upon price and date. The Fund will engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. The collateral on repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

9.  CAPITAL SHARE TRANSACTIONS

As of September 30, 2005, there were 1,000,000,000 shares of $.01 par value capital stock authorized. Transactions in capital stock were as follows:

-----------------------------------------------------------------------------
                                 Year Ended                 Year Ended
                                  9/30/05                     9/30/04
-----------------------------------------------------------------------------
                           Shares        Amount        Shares       Amount
-----------------------------------------------------------------------------
Shares Sold                 184,026       2,817,694    575,194      8,742,625
Shares Reinvested            59,640         909,358     43,101        646,181
                         ----------   -------------   --------   ------------
                            243,666       3,727,052    618,295      9,388,806
Shares Redeemed          (1,120,645)    (17,180,500)  (669,629)   (10,123,859)
                         ----------   -------------   --------   ------------
NET (DECREASE)             (876,979)  $ (13,453,448)   (51,334)  $   (735,053)
                         ==========   =============   ========   ============
-----------------------------------------------------------------------------

10.  INCOME TAXES

During the year ended September 30, 2005, the fund utilized $1,660,891 of its capital loss carryforward.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

September 30, 2005
--------------------------------------------------------------------------------



10.  INCOME TAXES (continued)

As of September 30, 2005 the Fund had a net tax basis capital loss carryforward, for federal income tax purposes of $1,333,315 that may be applied against future taxable capital gains until its expiration date on September 30, 2011.

The components of net unrealized appreciation/ (depreciation) of investments based on federal tax cost at September 30, 2005 for the Fund were as follows:

-----------------------------------------------------------------
                                                 Cost for Federal
Appreciation   Depreciation   Net Appreciation     Tax Purposes
-----------------------------------------------------------------
  $7,270,743    $1,599,204          $5,671,539        $44,730,853

As of September 30, 2005 the components of distributable earnings on a tax basis were $122,373 for undistributed ordinary income.

The tax character of distributions paid during the year ended September 30, 2005 was $1,125,010 for distributions paid from ordinary income. The tax character of distributions paid during the year ended September 30, 2004 was $836,153 for distributions paid from ordinary income.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Board of Directors
and Shareholders of
Holland Balanced Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Holland Balanced Fund (the "Fund") at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 4, 2005

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - UNAUDITED INFORMATION
--------------------------------------------------------------------------------

PROXY VOTING POLICIES

The Funds have filed with the Securities and Exchange Commission their proxy voting records for the 12-month period ending June 30, 2005 on Form N-PX, which must be filed each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling 1-800-30-HOLLAND or on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO OF INVESTMENTS

Beginning December 31, 2004, a Portfolio of Investments will be filed as of the end of the first and third quarter of each fiscal year on Form N-Q and is available on the Security Exchange Commission's website at http://www.sec.gov. Additionally, the Portfolio of Investments may be reviewed and copied at the Commissions Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. The quarterly Portfolio of Investments will be made available with out charge, upon request, by calling 1-800-30-HOLLAND.

APPROVAL OF CONTINUATION OF INVESTMENT ADVISORY AGREEMENT

GENERAL BACKGROUND. On May 12, 2005, the Board of Directors including a majority of the Independent Directors, approved renewal of the Fund's Advisory Agreement with Holland and Company LLC (the "Adviser") for an additional one-year term. During the course of each year, the Directors receive a wide variety of materials relating to the services provided by the Adviser, including reports on the Fund's investment results, portfolio composition, compliance with applicable regulations, portfolio trading practices, and shareholder services. In determining whether to renew the Advisory Agreement, the Board also reviewed additional information provided by the Adviser in accordance with Section 15(c) of the Investment Company Act of 1940, as amended.

The information below summarizes the Board's considerations and conclusions in connection with its approving the renewal of the Advisory Agreement. In considering the continuation of the Agreement, the Directors did not identify any particular information or consideration that was all-important or controlling, and each Director attributed different weights to various factors. In considering these matters, the Directors were advised with respect to relevant legal standards by counsel to the Fund.

QUALITY OF SERVICES. In reviewing the services that the Adviser provides to the Fund, the Directors considered Michael Holland's extensive experience in the securities and investment management industries. They noted that Mr. Holland is the largest shareholder of the Fund. The Directors also noted that the Adviser has no clients other than the Fund and thus devotes all its research and energy to managing the Fund.

In reviewing the quality of services provided to the Fund, the Directors reviewed the performance of the Fund compared with the returns of the S&P 500 Index and the Salomon 10-Year Government Bond Index and the average returns of all funds in the balanced funds category of Lipper Inc. (the "Lipper Performance Universe") and of a group balanced funds considered to be comparable to the Fund by Lipper Inc. (the "Lipper Performance Group"). The funds comprising the Lipper Performance Universe and the Lipper Performance Group had been

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - UNAUDITED INFORMATION (continued)
--------------------------------------------------------------------------------

selected by Lipper Inc with no input from the Adviser. The Directors also reviewed a chart showing the excess cumulative returns for the Russell 3000 Value Index versus the Russell 3000 Growth Index for rolling 36-month periods from 1981 through 2004.

The Directors observed that the Fund's returns for the one-, three- and five-year periods ended March 31, 2005 were less favorable than the returns of these indexes and the average returns of these universes and peer groups. However, the Directors noted that the Fund has historically been positioned for a market that favors large capitalization growth stocks, and considered that such stocks had performed poorly in the past five-years, a period of underperformance for the Fund. They observed that the Fund appeared unusual among balanced funds because the allocation of assets among asset categories (equity securities vs. investment grade fixed-income securities and money market instruments) is fixed under ordinary market conditions, thereby limiting the Adviser's ability to take advantage of outperformance, or to avoid underperformance in a particular asset category. They noted that such an approach might generally be expected to lead to periods of underperformance and that the Fund is intended as a long-term investment.

The Directors noted that, although there had been a number of redemptions in recent periods, the shareholder base appeared generally to be made up of people who desire Mr. Holland's expertise and judgement and are committed to the Fund's investment mandate.

ADVISORY FEES AND TOTAL EXPENSES. In reviewing the advisory fees borne by the Fund, the Directors reviewed information regarding the advisory fees of funds included in a group of balanced funds considered to be comparable to the Fund by Lipper Inc. (the "Lipper Expense Group"), and all funds in the retail no-load balanced fund category of Lipper Inc. (the "Lipper Expense Universe"). They noted that the Fund's advisory fees were greater than the average fees of the Lipper Expense Group and the Lipper Expense Universe and that the total expenses were greater than the average expense ratios of the other funds in the Lipper Expense Group and the Lipper Expense Universe.

The Directors observed that in the interest of limiting the expenses of the Fund, the Adviser had voluntarily capped the Fund's total expenses at 1.50% of the Fund's average daily net assets since the Fund's inception. Under the voluntary cap, the Adviser reimburses the Fund when the actual expenses of the Fund exceed this cap and thus, so long as the voluntary cap remains in place, the total expenses paid by the Fund's shareholders never exceed 1.5%. They noted that the Fund's expenses for the fiscal year ended September 30, 2005 had fallen below the 1.5% cap.

PROFITABILITY AND ECONOMIES OF SCALE. The Directors considered information prepared by the Adviser with respect to the profitability of its relationship with the Fund, the extent to which economies of scale are realized by the Adviser in managing the Fund, and whether the Fund should implement advisory fee breakpoints to reflect any such economies of scale.

The Directors discussed in detail the analysis presented regarding the Adviser's profitability and noted that no salary expenses (including compensation of Mr. Holland) had been included among the Adviser's expenses in the analysis,

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - UNAUDITED INFORMATION (continued)
--------------------------------------------------------------------------------

which, if included, would reduce the Adviser's profitability significantly. The Directors determined that the Adviser's profitability appeared reasonable.

The Directors agreed that due to the Fund's small asset size and the fact that the Adviser only manages the Fund, the Fund has not to date realized appreciable economies of scale. They agreed generally with the Adviser's views that (i) while there is no uniformity or pattern in the fees and asset levels at which breakpoints occur, the first breakpoint is generally at an asset level higher than that of the Fund; (ii) it is unlikely that the Fund's assets will grow to a level at which economies of scale would be realized; and (iii) unlike the Adviser, a substantial number of the advisers of competing products manage assets across a variety of products and services, resulting in potential economies of scale to an adviser from non-mutual fund products. On that basis, the Directors determined not to require implementation of breakpoint at this time.

ANCILLARY BENEFITS AND OTHER FACTORS. The Directors also considered that the Adviser and its affiliates appear to receive no significant benefits other than investment advisory fees as a result of the Adviser's relationship with the Fund. The Directors observed that the Adviser had never entered into soft dollars, revenue sharing or directed brokerage arrangements.

CONCLUSIONS. After reviewing various materials and reports provided, the Directors concluded that (i) the Adviser and Mr. Holland were sufficiently experienced and qualified to provide investment advisory services for the Fund;
(ii) the Adviser is committed to the Fund, as evidenced by the fee cap and the fact that the Fund is the Adviser's sole client; (iii) Mr. Holland is committed to the Fund, as evidenced by his large ownership in the Fund; (iv) although the Fund's advisory fee is higher than that paid by many other comparable funds, the Fund's overall expense ratio is generally comparable to those of other funds with similar investment objectives and similar asset sizes, and the investment limitation appeared adequate to maintain that comparability; (v) the Fund's performance appears unfavorable when compared to its relevant benchmarks and other funds with similar investment objectives and similar asset sizes reflecting the fact that the Fund's assets are concentrated in stocks that are currently out of favor in the marketplace, but the Directors noted that the performance of stock sectors is cyclical and that the Fund's investments may return to favor in the future; (vi) the profitability of the Adviser for providing services to the Fund appears reasonable; (vii) the Fund's expense ratios and performance are disclosed in the Fund's registration statement and/or reports to shareholders, allowing investors to make informed decisions about investment in the Fund; (viii) the Fund's small asset size limits the Fund's potential to generate economies of scale; and (ix) the lack of breakpoints in the Fund's advisory fees is reasonable given the Fund's anticipated continued small asset size.

The Directors also noted generally that the Fund had been in existence for the substantial period of time, that investors in the Fund appear to appreciate the expertise and judgment Mr. Holland brings to the Fund from his long experience in the securities and investment management industries, and that, from their apparent commitment to the Fund, shareholders appear satisfied with the level of fees charged by the Adviser to access Mr. Holland's expertise and judgment.

In light of the information presented to them and the other factors described above, the Directors concluded, in the exercise of their business judgment, that the

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - UNAUDITED INFORMATION (continued)
--------------------------------------------------------------------------------

fee paid by the Fund under the Advisory Agreement generally appeared reasonable and voted to approve the continuation of the Agreement for the coming year.

FEDERAL TAX INFORMATION

Certain tax information for the Fund is required to be provided to shareholders based on the Fund's income and distributions for the taxable year ended September 30, 2005. The amounts shown may differ from those elsewhere in this report due to differences between tax and financial reporting requirements. In January 2006, shareholders will receive Form 1099-DIV which will include their share of qualified dividends and capital gains distributed during the calendar year 2005. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

The Holland Balanced Fund designated 76.16% of ordinary income dividends as income qualifying for dividends received deduction for the fiscal year ended September 30, 2005.

Under Section 854(b)(2) of the Internal Revenue Code, the Holland Balanced Fund designates $834,790 as qualified dividends received by the Fund for the fiscal year ended September 30, 2005.

SHAREHOLDER EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended September 30, 2005.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value at the end of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid during the Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5%

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - UNAUDITED INFORMATION (continued)
--------------------------------------------------------------------------------



HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES (continued)

hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

----------------------------------------------------
    For the Six Months Ended September 30, 2005
----------------------------------------------------
                            Value of a
                                $1,000     Expenses*
                         Investment at   Paid During
Actual                   End of Period    the Period
----------------------------------------------------
                             $1,012.99         $7.52

----------------------------------------------------
    For the Six Months Ended September 30, 2005
----------------------------------------------------
Hypothetical                Value of a
(assuming a 5%                  $1,000     Expenses*
return before            Investment at   Paid During
expenses)                End of Period    the Period
----------------------------------------------------
                             $1,017.60         $7.54

* Expenses are equal to the Funds' annualized net expense ratio of 1.49% multiplied by the average account value over the period multiplied by 183/365 to reflect the one-half year period.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - DIRECTORS AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           NUMBER OF
                                                                                           PORTFOLIOS IN  OTHER
                                   POSITION(S)    TERM OF OFFICE                           FUND COMPLEX   DIRECTORSHIPS
                                   HELD WITH      AND LENGTH OF    PRINCIPAL OCCUPATION    OVERSEEN BY    HELD BY
NAME, ADDRESS, AND AGE             FUND           TIME SERVED      DURING PAST FIVE YEARS  DIRECTOR       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR:
Michael F. Holland                 Director,      Term: Unlimited  Holland & Company       1              Trustee of
375 Park Avenue                    Chairman of                     L.L.C., Chairman,                      State Street
New York, NY 10152                 the Board,     Elected: 9/95    1995 - present.                        Master Funds,
                                   President and                                                          State Street
Age: 61                            Treasurer                                                              Institutional
                                                                                                          Investment
                                                                                                          Trust and China
                                                                                                          Fund, Inc.,
                                                                                                          Director of the
                                                                                                          Reaves Utility
                                                                                                          Fund, Inc.

NON-INTERESTED DIRECTORS:
Sheldon S. Gordon                  Director       Term: Unlimited  Union Bancaire Privee   1              Director,
630 Fifth Avenue                                                   International                          Ametek, Inc.
Suite 2710                                        Elected: 9/95    Holdings, Inc.                         and Director,
New York, NY 10111                                                 (Financial Services),                  Gulfmark
                                                                   Chairman, 1996 -                       Offshore, Inc.
Age: 69                                                            Present;
Herbert S. Winokur, Jr.            Director       Term: Unlimited  Chairman and Chief      1              Director, Mrs.
Capricorn Holdings, Inc.                                           Executive Officer,                     Fields Famous
30 East Elm Street                                Elected: 9/95    Capricorn Holdings,                    Brands, Inc.;
Greenwich, CT 06830                                                Inc. (Investment                       Director, CCC
                                                                   Company), Managing                     Information
Age: 60                                                            General Partner,                       Services Group,
                                                                   Capricorn Investors,                   Inc.; and
                                                                   L.P., Capricorn                        Director, NATCO
                                                                   Investors II, L.P.,                    Group, Inc.
                                                                   Capricorn Investors
                                                                   III, L.P.,
                                                                   1987 - present.
Desmond G. FitzGerald              Director       Term: Unlimited  Chairman, North         1              Chairman, U.S.
375 Park Avenue                                                    American Properties                    Guaranteed
New York, NY 10152                                Elected: 9/95    Group (Real Estate),                   Finance Corp.;
                                                                   1987 - present.                        Advisory
Age: 61                                                                                                   Director, Bank
                                                                                                          of New York;
                                                                                                          Director,
                                                                                                          Hilliard Farber
                                                                                                          & Co., Inc.;
                                                                                                          and Trustee,
                                                                                                          Williams
                                                                                                          Capital
                                                                                                          Management
                                                                                                          Trust.
Jeff C. Tarr                       Director       Term: Unlimited  Chairman, Junction      1              None
Junction Advisors                                                  Advisors (Financial
145 Central Park West                             Elected: 9/95    Services), 1981 -
Apt. 25C                                                           present.
New York, NY 10023-2004
Age: 61

OFFICERS:
Tana Tselepis                      Vice           Term: Unlimited  Consultant to Holland   --             Member of the
375 Park Avenue                    President                       & Company, LLC,                        Board of
New York, NY 10152                                Elected: 5/02    1997 - 1999.                           Governors of
                                                                                                          Tufts-New
Age: 68                                           (Vice                                                   England Medical
                                                  President) and                                          Center
                                                  9/04 (Chief
                                                  Compliance
                                                  Officer)
Julie A. Tedesco                   Secretary      Term:            Vice President and      --             --
One Federal Street                                Indefinite       Senior Counsel of
Boston, MA 02110                                                   State Street Bank &
                                                  Elected: 9/04    Trust Company
Age: 48                                                            (2000-present)

* Michael F. Holland is an interested person of the Fund because of his employment relationship with Holland & Company L.L.C., the Investment Advisor.

The Statement of Additional Information for the Fund includes additional information about the Fund's Directors and Officers and is available without charge, upon request, by calling 1-800-30-HOLLAND.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

ADVISER
Holland & Company L.L.C.
375 Park Avenue
New York, NY 10152
email   mike@thehollandfund.com
website  www.thehollandfund.com

FUND ADMINISTRATOR,
CUSTODIAN AND FUND
ACCOUNTING AGENT
State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
ALPS Distributors, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202

TRANSFER AGENT & DIVIDEND
DISBURSING AGENT
ALPS Mutual Fund Services, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

------------------------------------
Holland & Company L.L.C.
375 Park Avenue
New York, New York 10152

Phone    800-30-HOLLAND

Email     mike@thehollandfund.com
Website   www.thehollandfund.com

This report has been prepared for the
Holland Balanced Fund's Shareholders
and may be distributed to others only
if preceded or accompanied by a prospectus.

ITEM 2. CODE OF ETHICS

(a) Holland Series Fund, Inc. (the "Fund") adopted a Code of Ethics for Principal Executive and Senior Financial Officers (the "Code of Ethics") on November 6, 2003.

(c) There have been no amendments to the Fund's Code of Ethics since its adoption.

(d) There have been no waivers granted by the Fund to individuals covered by the Fund's Code of Ethics since its adoption.

(f) A copy of the Fund's Code of Ethics has been posted on www.hollandbalancedfund.com, the Fund's website.

ITEM 3. CODE OF ETHICS

(a)(1) The Board of Directors of the Fund has determined that the Fund has one Board member serving on the Fund's Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert."

     (2) Sheldon S. Gordon is the Fund's audit committee financial expert. The Board also determined that Mr. Gordon was "independent" as that term is defined in the Sarbanes-Oxley Act of 2002.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

     (a)  Audit Fees

          For the fiscal years ending September 30, 2005 and September 30, 2004, the aggregate audit fees billed for professional services rendered by PricewaterhouseCoopers ("PwC"), the Fund's principal accountant, for the audit of the Fund's annual financial statements and services normally provided by PwC in connection with the Fund's statutory and regulatory filings or engagement were $37,000 and $31,000, respectively.

     (b)  Audit-Related Fees

          For the fiscal years ending September 30, 2005 and September 30, 2004, there were no fees for assurance and related services by PwC reasonably related to the performance of the audit of the Fund's financial statements that were not reported under (a) of this Item.

     (c)  Tax Fees

          For the fiscal years ending September 30, 2005 and September 30, 2004, the aggregate tax fees billed for professional services rendered by PwC for tax compliance, tax advice, and tax planning were $3,700 and $3,100, respectively. Services included the review of income and excise tax returns for the Fund.

     (d)  All Other Fees

          For the fiscal years ending September 30, 2005 and September 30, 2004, there were no fees billed for professional services rendered by PwC for products and services provided by PwC, other than the services reported in (a) through (c).

          For the fiscal years ended September 30, 2005 and September 30, 2004, there were no fees billed for professional services rendered by PwC for products and services provided by PwC to Holland & Company, L.L.C. (the "Adviser") and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Fund that (i) relate directly to the operations and financial reporting of the Fund and (ii) were pre-approved by the Fund's audit committee.

     (e)(1) Audit Committee Pre-Approval Policies and Procedures

          The Fund's Audit Committee Charter states the following with respect to pre-approval procedures:

               Pre-Approval Requirements. Before the independent accountants are engaged by the Fund to render audit or non-audit services, either:

                    1. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Fund. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

                              or

                    2. The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and
                         (2) not involve any delegation of the Audit Committee's responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

               De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Fund other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Fund constitutes not more than 5 percent of the total amount of revenues paid by the Fund to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Fund at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

               Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the independent accountants' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Fund. It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.

               Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the independent accountants by the Fund and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

     (e)(2) Percentages of Services

          None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period for time for which such was effective.

     (f)  Not applicable.

     (g)  Total Fees Paid By Adviser and Certain Affiliates

          For the fiscal years ending September 30, 2005 and September 30, 2004, the aggregate non-audit fees billed by PwC for services rendered to the Fund and Holland & Company, L.L.C. (the "Adviser") and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Fund were $0 and $0, respectively.

     (h)  Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no materials changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors during the period covered by this Form N-CSR filing.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, Michael Holland, the Fund's President and Treasurer, reviewed the registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on his review, Mr. Holland determined that the Procedures adequately ensure that information required to be disclosed by the Fund in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) There were no significant changes in the Fund's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)(1) Not applicable

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended (the "1940 Act") are attached hereto.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Sections 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HOLLAND SERIES FUND, INC.


By: /s/ Michael F. Holland
    ---------------------------------
    Michael Holland
    President and Treasurer of
    Holland Series Fund, Inc.

Date: December 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Michael F. Holland
    ---------------------------------
    Michael Holland
    President and Treasurer of
    Holland Series Fund, Inc.

Date: December 1, 2005